Related Party Disclosures - Narrative (Details)	Jun. 30, 2022	Nov. 01, 2021
NSNCo, PES
Related Party Transaction [Line Items]
Ownership interest (as percent)	65.00%
SeaMex Limited
Related Party Transaction [Line Items]
Ownership interest (as percent)	100.00%	50.00%
Seabras loans receivable
Related Party Transaction [Line Items]
Ownership interest (as percent)	50.00%